UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Money Market Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,000.00	$1.15	0.23%

Class B	1,000.00	1,000.00	1.15	0.23%

Class C	1,000.00	1,000.00	1.15	0.23%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Money Market Fund	5

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,023.80	$1.16	0.23%

Class B	1,000.00	1,023.80	1.16	0.23%

Class C	1,000.00	1,023.80	1.16	0.23%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6	Money Market Fund | Annual report

Portfolio summary

Maturity composition

Maturity (days)	As a percentage of net assets on 3-31-14

0 – 30	64.7%

31 – 60	7.1%

61 – 90	9.2%

Over 90	19.0%

Average maturity: 55 days

1 As a percentage of net assets on 3-31-14.

Annual report | Money Market Fund	7

Fund’s investments

As of 3-31-14

	Maturity Date	Yield* (%)	Par value	Value
Asset Backed Commercial Paper 23.3%				$87,910,893

(Cost $87,910,893)

CAFCO LLC	4-1-14 to 6-16-14	0.100 to 0.160	$15,000,000	14,998,311

Chariot Funding LLC	7-1-14	0.350	10,000,000	9,991,153

Govco LLC	4-11-14 to 6-24-14	0.110 to 0.230	11,946,000	11,942,763

Jupiter Securitization Company LLC	11-26-14 to 12-17-14	0.260 to 0.280	10,000,000	9,981,355

MetLife Short Term Funding LLC	4-23-14	0.100	10,000,000	9,999,389

Old Line Funding LLC	4-1-14 to 8-15-14	0.060 to 0.220	12,500,000	12,497,922

Thunder Bay Funding LLC	4-1-14	0.050	18,500,000	18,500,000

Commercial Paper 45.7%			$171,973,984

(Cost $171,973,984)

Anheuser-Busch
InBev Worldwide, Inc.	4-25-14 to 6-18-14	0.190 to 0.270	18,775,000	18,769,272

Bank of Tokyo-Mitsubishi UFJ, Ltd.	4-2-14	0.120	18,500,000	18,499,938

BNP Paribas Finance, Inc.	4-3-14	0.070	18,500,000	18,499,928

Caisse Centrale Desjardins	4-7-14 to 6-11-14	0.130 to 0.200	18,500,000	18,496,053

Cargill Global Funding PLC	4-4-14	0.070	10,000,000	9,999,942

Commonwealth Bank of Australia	4-3-14	0.070	5,000,000	4,999,981

Credit Suisse New York	10-1-14	0.330	2,140,000	2,136,410

Deutsche Bank Financial LLC	7-31-14 to 10-27-14	0.280 to 0.370	18,000,000	17,974,066

Electricite de France SA	4-8-14 to 1-2-15	0.090 to 0.550	11,000,000	10,977,488

Exxon Mobil Corp.	4-1-14	0.040	18,500,000	18,500,000

Henkel Corp.	4-8-14	0.100	2,834,000	2,833,945

Illinois Tool Works, Inc.	4-14-14	0.080	9,000,000	8,999,740

Rabobank USA Financial Corp.	4-3-14	0.070	2,300,000	2,299,991

Reckitt Benckiser Treasury Services PLC	3-9-15	0.320	4,000,000	3,987,840

Sigma-Aldrich Corp.	4-2-14	0.050	5,000,000	4,999,993

Sumitomo Mitsui Trust Holdings, Inc.	4-28-14	0.140	5,500,000	5,499,423

Swedbank AB	4-4-14	0.070	4,500,000	4,499,974

Corporate Interest-Bearing Obligations 20.1%				$75,816,882

(Cost $75,816,882)

American Honda Finance Corp. (P)	12-5-14	0.234	5,000,000	5,000,000

American Honda Finance Corp. (P)(S)	6-18-14 to 7-17-14	0.258 to 0.635	5,700,000	5,700,569

BHP Billiton Finance USA, Ltd.	4-1-14	5.500	3,850,000	3,850,000

Caterpillar Financial Services Corp.	4-1-14 to 5-20-14	1.375 to 1.650	2,660,000	2,662,110

Commonwealth Bank of Australia (S)	03-19-15	3.500	4,000,000	4,121,808

Credit Suisse New York	5-1-14	5.500	11,000,000	11,045,467

8	Money Market Fund | Annual report	See notes to financial statements

	Maturity Date	Yield* (%)	Par value	Value

Credit Suisse USA, Inc.	1-15-15	4.875	$5,000,000	$5,176,386

General Electric Capital Corp. (P)	4-7-14	0.870	15,427,000	15,428,670

General Electric Capital Corp.	5-13-14	5.900	2,000,000	2,012,688

National Rural Utilities Cooperative
Finance Corp. (P)	4-4-14	0.493	700,000	700,010

Old Line Funding LLC (P)(S)	08-4-14	0.186	2,500,000	2,500,000

Toyota Motor Credit Corp. (P)	7-14-14	0.242	10,000,000	10,000,000

UBS AG	1-15-15	3.875	2,107,000	2,165,498

US Bank NA	5-1-14	0.140	4,000,000	4,000,000

Wells Fargo & Company	10-1-14	3.750	1,430,000	1,453,676

U.S. Government Agency Obligations 6.7%				$25,211,177

(Cost $25,211,177)

Federal Farm Credit Bank (P)	5-19-14 to 2-23-15	0.130 to 0.330	11,005,000	11,005,656

Federal National Mortgage Association (P)	6-23-14	0.360	14,200,000	14,205,521

Certificate of Deposit 4.0%				$15,000,000

(Cost $15,000,000)

JPMorgan Chase & Company	1-7-15	0.380	6,000,000	6,000,000

Royal Bank of Canada (P)	6-24-14	0.265	5,000,000	5,000,000

Wells Fargo Bank NA (P)	3-6-15	0.234	4,000,000	4,000,000

			Par value	Value
Repurchase Agreement 0.1%				$500,000

(Cost $500,000)

Repurchase Agreement with State Street Corp. dated 3-31-14 at
0.000% to be repurchased at $500,000 on 4-1-14, collateralized by $520,000 Federal National Mortgage Association, 1.020% due
10-17-17 (valued at $514,800, including interest)			$500,000	500,000

Total investments (Cost $376,412,936)† 99.9%			$376,412,936

Other assets and liabilities, net 0.1%				$450,213

Total net assets 100.0%			$376,863,149

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $376,412,936.

See notes to financial statements	Annual report | Money Market Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $376,412,936)	$376,412,936
Cash	99,340
Receivable for fund shares sold	1,227,577
Interest receivable	572,912
Receivable from affiliates	39,313
Other receivables and prepaid expenses	72,555

Total assets	378,424,633

Liabilities

Payable for fund shares repurchased	1,428,926
Payable to affiliates
Accounting and legal services fees	13,572
Transfer agent fees	43,629
Distribution and service fees	15,878
Trustees’ fees	1,324
Other liabilities and accrued expenses	58,155

Total liabilities	1,561,484

Net assets	$376,863,149

Net assets consist of

Paid-in capital	$376,865,631
Accumulated net realized gain (loss) on investments	(2,482)

Net assets	$376,863,149

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($348,129,555 ÷ 348,131,804 shares)	$1.00
Class B ($10,606,989 ÷ 10,607,076 shares)[1]	$1.00
Class C ($18,126,605 ÷ 18,126,751 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	Money Market Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$895,269

Total investment income	895,269

Expenses

Investment management fees	1,889,174
Distribution and service fees	1,192,865
Accounting and legal services fees	72,560
Transfer agent fees	552,142
Trustees’ fees	15,801
State registration fees	88,091
Printing and postage	31,090
Professional fees	82,600
Custodian fees	49,337
Registration and filing fees	26,195
Other	3,707

Total expenses	4,003,562
Less expense reductions	(3,108,293)

Net expenses	895,269

Net investment income	—

Realized and unrealized gain (loss)

Net realized gain (loss) on Investments	(2,482)

Decrease in net assets from operations	($2,482)

See notes to financial statements	Annual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
From net investment income	—	—
Net realized gain (loss)	(2,482)	—

Increase (decrease) in net assets resulting from operations	(2,482)	—

Contribution from advisor, net of federal income taxes	—	173,757

From fund share transactions	12,351,039	(76,315,081)

Total increase (decrease)	12,348,557	(76,141,324)

Net assets

Beginning of year	364,514,592	440,655,916

End of year	$376,863,149	$364,514,592

Accumulated distributions in excess of net investment income	—	($12,641)

12	Money Market Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—	—[2]
Net realized and unrealized gain on investments	—	—	—	—[2]	—
Total from investment operations	—	—	—	—[2]	—[2]
From net investment income	—	—	—	—	—[2]
From net realized gain	—	—	—	—[2]	—
Total distributions	—	—	—	—[2]	—[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.00[4]	0.00[4]	0.01[4]	0.01[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$348	$335	$401	$381	$360
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.04	1.04	1.04	1.16
Expenses net of fee waivers	0.24[4]	0.36[4]	0.32[4]	0.30[4]	0.59[4]
Expenses net of fee waivers and credits	0.24[4]	0.36[4]	0.32[4]	0.30[4]	0.58[4]
Net investment income	—[4]	—[4]	—[4]	—[4]	0.01[4]

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

CLASS B SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—	—
Net realized and unrealized gain on investments	—	—	—	—[2]	—
Total from investment operations	—	—	—	—[2]	—
Less distributions
From net investment income	—	—	—	—	—
From net realized gain	—	—	—	—[2]	—
Total distributions	—	—	—	—[2]	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	0.00[5]	0.00[5]	0.00[5]	0.01[5]	0.00[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$13	$17	$19	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.79	1.79	1.78	1.92
Expenses net of fee waivers	0.24[5]	0.36[5]	0.31[5]	0.30[5]	0.63[5]
Expenses net of fee waivers and credits	0.24[5]	0.36[5]	0.31[5]	0.30[5]	0.62[5]
Net investment income	—[5]	—[5]	—[5]	—[5]	—[5]

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

See notes to financial statements	Annual report | Money Market Fund	13

CLASS C SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—	—[2]
Net realized and unrealized gain on investments	—	—	—	—[2]	—
Total from investment operations	—	—	—	—[2]	—[2]
From net investment income	—	—	—	—	—[2]
From net realized gain	—	—	—	—[2]	—
Total distributions	—	—	—	—[2]	—[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	0.00[5]	0.00[5]	0.00[5]	0.01[5]	0.01[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$17	$23	$19	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.79	1.79	1.78	1.93
Expenses net of fee waivers	0.24[5]	0.36[5]	0.32[5]	0.30[5]	0.61[5]
Expenses net of fee waivers and credits	0.24[5]	0.36[5]	0.32[5]	0.30[5]	0.60[5]
Net investment income	—[5]	—[5]	—[5]	—[5]	0.02[5]

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

14	Money Market Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you could lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and Class C shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Annual report | Money Market Fund	15

As of March 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $835. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

16	Money Market Fund | Annual report

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2014, the fund has a short-term capital loss carryforward of $2,482 available to offset future net realized capital gains. This carryforward as of March 31, 2014, does not expire.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily, and pays monthly, as long as class income exceeds class expense on each day. If daily dividends are not paid, then the fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Capital gains, if any, are distributed at least annually.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2014.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.425% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.375% of the next $250,000,000 of the fund’s average daily net assets; (d) 0.350% of the next $500,000,000 of the fund’s average daily net assets; (e) 0.325% of the next $500,000,000 of the fund’s average daily net assets; (f) 0.300% of the next $500,000,000 of the fund’s average daily net assets; and (g) 0.275% of

Annual report | Money Market Fund	17

the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the fund’s average daily net assets until at least July 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Accordingly, these expense reductions amounted to $377,835 for the year ended March 31, 2014. In addition, the Advisor and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the fund in attempting to avoid a negative yield. These waivers/reimbursements amounted to $1,537,593 for the year ended March 31, 2014. There is no guarantee that the fund will avoid a negative yield. Voluntary waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive the distribution fee on Class A shares, so that such fees will not exceed 0.15% of Class A shares’ average daily net assets until at least July 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $344,731 for the year ended March 31, 2014. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $517,097, $122,424 and $208,613, respectively, for the year ended March 31, 2014 in attempting to avoid a negative yield. There is no guarantee that the fund will avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

18	Money Market Fund | Annual report

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $32,045 and $5,323 for Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$861,828	$503,742	$81,261	$28,433
Class B	122,424	17,950	2,869	1,000
Class C	208,613	30,450	3,961	1,657
Total	$1,192,865	$552,142	$88,091	$31,090

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$18,085,326	1	0.45%	$226

Annual report | Money Market Fund	19

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	325,745,316	$325,745,316	231,668,021	$231,668,021
Repurchased	(312,339,586)	(312,339,586)	(298,578,983)	(298,579,939)

Net increase (decrease)	13,405,730	$13,405,730	(66,910,962)	($66,911,918)

Class B shares

Sold	7,605,603	$7,605,603	5,263,845	$5,263,845
Repurchased	(9,881,291)	(9,881,292)	(9,021,438)	(9,021,440)

Net decrease	(2,275,688)	($2,275,689)	(3,757,593)	($3,757,595)

Class C shares

Sold	26,266,956	$26,266,957	12,929,214	$12,929,214
Repurchased	(25,045,959)	(25,045,959)	(18,574,782)	(18,574,782)

Net increase (decrease)	1,220,997	$1,220,998	(5,645,568)	($5,645,568)

Total net increase (decrease)	12,351,039	$12,351,039	(76,314,123)	($76,315,081)

20	Money Market Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of
John Hancock Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2014

Annual report | Money Market Fund	21

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

22	Money Market Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Money Market Fund	23

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

24	Money Market Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Money Market Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

26	Money Market Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Money Market Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	44A 3/14
MF181848	5/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $26,159 for the fiscal year ended March 31, 2014 for John Hancock Money Market Fund and $27,034 for the fiscal year ended March 31, 2013 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $558 for the fiscal year ended March 31, 2014 and $738 for the fiscal year ended March 31, 2013. Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended March 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $11,738 for the fiscal year ended March 31, 2014 and $1,738 for the fiscal year ended March 31, 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant amounted to $122 for the fiscal year ended March 31, 2014 and $167 for the fiscal year ended March 31, 2013 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $5,499,968 for the fiscal year ended March 31, 2014 and $2,705,127 for the fiscal year ended March 31, 2013.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	May 13, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	May 13, 2014